Financial instruments - Financial Assets By Institution (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial instruments [Line Items]
Other current financial assets	$ 961,355	$ 919,049
Banco Ita CorpBanca
Financial instruments [Line Items]
Other current financial assets	15,048	195,471
Banco Estado
Financial instruments [Line Items]
Other current financial assets	85,055	0
Financial assets at amortized cost
Financial instruments [Line Items]
Other current financial assets	950,167	905,170
Financial assets at amortized cost | Banco de Crdito e Inversiones
Financial instruments [Line Items]
Other current financial assets	187,707	34,325
Financial assets at amortized cost | Banco Santander
Financial instruments [Line Items]
Other current financial assets	51,444	65,899
Financial assets at amortized cost | Banco de Chile
Financial instruments [Line Items]
Other current financial assets	150,259	0
Financial assets at amortized cost | Scotiabank Sud Americano
Financial instruments [Line Items]
Other current financial assets	250,362	289,421
Financial assets at amortized cost | Sumitomo Mitsui Banking
Financial instruments [Line Items]
Other current financial assets	$ 210,292	$ 320,054